Inventories	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventories
Inventories
Major classes of inventory were as follows:

	December 31,
(in thousands)	2017	2018
Raw materials and packaging	$2,569	$13,756
Work in process	2,615	2,517
Finished goods	2,960	13,984
Total	$8,144	$30,257

The Company wrote off approximately $1.2 million in discontinued product inventories and recognized that expense in cost of goods sold in its statement of operations for the year ended December 31, 2016. The Company wrote off $2.4 million in unrecoverable inventory related to the termination of an exclusive supply agreement with one of the Company’s co-manufacturers which was recorded in cost of goods sold in its statement of operations for the year ended December 31, 2017. The Company wrote off $0 and $0.8 million in excess and obsolete inventories and recognized that expense in cost of goods sold in its statements of operations for the years ended December 31, 2017 and 2018, respectively. There was no write down of inventory to lower of cost or net realizable value at December 31, 2017 or 2018.